Notes to the unaudited interim condensed consolidated statement of financial position - Changes in liabilities arising from financing activities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Changes in liabilities arising from financing activities
Beginning balance	€ 230,890	€ 181,250
Principal received	69,589	3
Decrease in loans	(101,478)	(1,791)
Interest paid	(12,671)
Payment of lease liabilities	(1,167)	(1,317)
Cash flow from (used in) financing activities	(45,726)	(3,104)
Lease new contract / reassessment	671	739
Initital recognition at fair value	3,784
Change in fair value	(70,705)	(55,464)
Cumulative fixed interest expense accrual	14,374	9,427
Catch-up impact of the debt remeasurement	5,500
Foreign exchange gain (loss)	2	(49)
Non-cash from (used in) financing activities	(46,375)	(45,347)
Ending balance	138,789	132,798
Bank overdraft
Changes in liabilities arising from financing activities
Beginning balance	13	9
Principal received	(13)	3
Cash flow from (used in) financing activities	(13)	3
Ending balance		12
PGE & PPR Loans
Changes in liabilities arising from financing activities
Beginning balance	5,928	9,195
Decrease in loans	(1,478)	(1,791)
Interest paid	(75)
Cash flow from (used in) financing activities	(1,553)	(1,791)
Cumulative fixed interest expense accrual	75
Non-cash from (used in) financing activities	75
Ending balance	4,450	7,404
EIB loan
Changes in liabilities arising from financing activities
Beginning balance	45,292	35,993
Decrease in loans	(50,000)
Interest paid	(12,204)
Cash flow from (used in) financing activities	(62,204)
Cumulative fixed interest expense accrual	11,394	4,286
Catch-up impact of the debt remeasurement	5,517
Non-cash from (used in) financing activities	16,912	4,286
Ending balance		40,279
BlackRock - Claret Tranche A & B
Changes in liabilities arising from financing activities
Principal received	59,015
Interest paid	(392)
Cash flow from (used in) financing activities	58,623
Cumulative fixed interest expense accrual	637
Non-cash from (used in) financing activities	637
Ending balance	59,260
Accrued interest payable on loans
Changes in liabilities arising from financing activities
Beginning balance	5,855	4,477
Cumulative fixed interest expense accrual	(5,231)	933
Non-cash from (used in) financing activities	(5,231)	933
Ending balance	624	5,410
Lease liabilities
Changes in liabilities arising from financing activities
Beginning balance	2,771	4,654
Payment of lease liabilities	(1,167)	(1,317)
Cash flow from (used in) financing activities	(1,167)	(1,317)
Lease new contract / reassessment	671	739
Cumulative fixed interest expense accrual	48
Foreign exchange gain (loss)	2	(49)
Non-cash from (used in) financing activities	721	690
Ending balance	2,325	4,027
T2 New Shares and T2 BSAs call options
Changes in liabilities arising from financing activities
Beginning balance		73,400
Change in fair value		(73,400)
Non-cash from (used in) financing activities		(73,400)
EIB warrants
Changes in liabilities arising from financing activities
Beginning balance	119,385	24,315
Decrease in loans	(50,000)
Cash flow from (used in) financing activities	(50,000)
Change in fair value	(69,385)	17,936
Non-cash from (used in) financing activities	(69,385)	17,936
Ending balance		42,251
Convertible option (Convertible Bonds)
Changes in liabilities arising from financing activities
Principal received	10,588
Cash flow from (used in) financing activities	10,588
Change in fair value	(1,012)
Non-cash from (used in) financing activities	(1,012)
Ending balance	9,576
Lenders' warrants
Changes in liabilities arising from financing activities
Initital recognition at fair value	3,784
Change in fair value	(309)
Non-cash from (used in) financing activities	3,475
Ending balance	3,475
Royalty certificates liabilities
Changes in liabilities arising from financing activities
Beginning balance	51,645	29,207
Cumulative fixed interest expense accrual	7,433	4,208
Non-cash from (used in) financing activities	7,433	4,208
Ending balance	€ 59,079	€ 33,415